Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 3,199	$ 37,284
Accounts receivable		305
Consumptive biological assets		304,971
Inventories	674,196
Other receivables	5,068
Prepaid taxes	214,944	201,232
Other current assets	100,335	57,810
Total current assets	997,742	601,602
Property and equipment, net	3,632,901	3,909,599
Operating lease right-of-use assets	13,097	99,328
Other assets	13,771	13,175
Total assets	4,657,511	4,623,704
Current liabilities
Accounts payable	365,140	276,125
Accrued expenses	85,074	32,410
Income tax payable		24,006
Other payable	4,010,523	3,893,843
Advance receipts	4,912
Other current liabilities	7,892	5,226
Operating lease liabilities – current portion	13,173	87,016
Long-term loans payable – current portion	465,233	448,155
Total current liabilities	5,192,062	4,986,645
Long-term loans payable
Operating lease liabilities – noncurrent portion		12,602
Total Liabilities	5,192,062	4,999,247
Commitments and contingencies
Stockholders’ deficit
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 111,120,000 shares issued and outstanding as of December 31, 2025 and 2024	11,112	11,112
Additional paid-in capital	221,288	221,288
Accumulated deficit	(854,046)	(699,224)
Accumulated other comprehensive income	87,095	91,281
Total stockholders’ deficit	(534,551)	(375,543)
Total liabilities and stockholders’ deficit	4,657,511	4,623,704
Related party
Current liabilities
Due to related parties	$ 240,115	$ 219,864